            [LOGO]
           OVERLAND
          EXPRESS-REGISTERED TRADEMARK-

        ANNUAL REPORT
      -----------------
      DECEMBER 31, 1995

     INSTITUTIONAL CLASS

     Money Market Fund
U.S. Treasury Money Market Fund


         [ART]


OVERLAND EXPRESS FUNDS ARE NOT
FDIC INSURED AND ARE NOT OBLIGATIONS OF
OR GUARANTEED BY WELLS FARGO BANK.

TABLE OF CONTENTS

Letter to Shareholders                                                    3
Manager Comments
  Money Market Fund-Institutional Class                                   5
  U.S. Treasury Money Market Fund-Institutional Class                     6
Portfolio of Investments
  Money Market Fund                                                       7
  U.S. Treasury Money Market Fund                                         9
Statement of Assets and Liabilities                                      10
Statement of Operations                                                  11
Statements of Changes in Net Assets                                      12
Financial Highlights                                                     15
Notes to Financial Statements                                            19
Independent Auditors' Report                                             23

OVERLAND EXPRESS FUNDS ARE NOT FDIC INSURED, ARE NOT OBLIGATIONS OF WELLS FARGO BANK, AND ARE NOT GUARANTEED BY THE BANK. OVERLAND EXPRESS FUNDS INVOLVE INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.
OVERLAND EXPRESS MONEY MARKET FUNDS SEEK TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; HOWEVER, THERE CAN BE NO ASSURANCE THAT THE FUNDS WILL MEET THIS OBJECTIVE.
WELLS FARGO BANK PROVIDES INVESTMENT ADVISORY AND CERTAIN OTHER SERVICES FOR THE OVERLAND EXPRESS FUNDS. THE FUNDS ARE SPONSORED AND DISTRIBUTED BY STEPHENS INC., MEMBER NYSE/SIPC.

(THIS PAGE INTENTIONALLY LEFT BLANK)
2

TO OUR SHAREHOLDERS

A BANNER YEAR FOR BONDS & STOCKS

The year 1995 produced investment returns rarely captured in U.S. history. Long-term bond returns were the third best results based on indices dating from 1950. The average U.S. government bond fund posted 1995 returns above 18%. The stock market had its best gain since 1958, as measured by the Standard & Poor's 500 Index, with the average stock mutual fund generating total returns above 30%. While it is unlikely that 1996 will provide comparable returns, the investment climate remains favorable for long-term investors.

THE BOND MARKET

For bond investors, 1995 was able to help offset their 1994 price erosion. Short- and long-term interest rates fell sharply during 1995. The two-year Treasury yield fell over 2.5% and 30-year rates dropped almost 2%.

Intermediate- and long-term interest rates responded to the combination of moderating economic growth, subdued inflation and Federal Reserve easing by moving still lower during the second half of 1995. The yield on 30-year Treasury bonds dipped below 6% in late December for the first time in two years. In the weeks leading up to the Federal Reserve's second cut in short-term rates on December 19, 1995, yields on Treasury securities with maturities out to ten years fell below the overnight rate for federal funds.

The investment outlook remains positive for fixed income markets in 1996. Sluggish economic growth and low inflation should lead to further easing of monetary policy early in the year, and both short- and long-term interest rates have the potential to decline. Short-term rates are likely to be more affected than long-term rates.

Several broad trends continue to support a declining interest rate environment. An aging "baby boomer" population is increasingly focused on savings and investments, not consumption. This has contributed to a slowdown in the consumer sector of the economy. Further weakness in manufacturing activity and consumer spending is expected to restrain overall growth. In addition, pricing pressures should remain subdued by a variety of disinflationary trends, including weak demand, intense foreign competition, and further gains in labor productivity. Although any decline in interest rates in the months ahead is not expected to be as impressive as the sharp drop seen over the past year, 1996 should reward bond investors. The Federal Reserve will likely lower the target rate of federal funds by 1/2% to 1% from the 1995 year-end 5.50% level.

THE STOCK MARKET

U.S. equities generated near record returns in 1995. The 33% rise in the Dow Jones Industrial Average was the fourth largest since the end of World War II. The ingredients were all there for a spectacular year: declining interest rates, low inflation, increasing profit margins and a positive flow of funds into the market. Technology stocks were winners in 1995, reflecting the strength of earnings growth. Financial stocks were also leaders in the market, benefiting from falling interest rates, industry consolidation and record profit levels. Lastly, strength was seen in traditional consumer goods companies. Large U.S.-based

TO OUR SHAREHOLDERS

companies with global exposure and consistent positive financial results earned strong recommendations from industry analysts.

It is important to remain focused on those companies working effectively to enhance shareholder value. The low inflation environment expected in 1996 may well support the generous valuations carried in the market today, but investors will probably be less forgiving if profits should fall short. Currently, the elements for attractive market returns are still present. A continual stream of contributions into mutual funds, retirement plans and household savings suggests that investors are taking a long-term approach to appreciation through equity investment. A mild interest rate environment, corporate restructuring, merger and acquisition activities and share repurchase programs should also contribute to attractive market returns.

Over time, studies have shown the pitfalls of trying to time the peaks and valleys of the stock market. Wise investors stay focused on their long-term goals of capital growth and income generation. Concentrating on individual issues or sectors that demonstrate potential for sustainable long-term growth should ultimately reap the best rewards.

ENVIRONMENT REMAINS "FRIENDLY"

As we noted earlier, under the current economic environment, we expect the stock and bond markets to continue to benefit from lower interest rates during 1996. Modest growth and historically low inflation should set the stage for further interest rate declines over the next several months. The inflation premium on bond yields remains above its long-term average, and recent encouraging news on plans to reduce the federal deficit should have a positive effect on investors. Lower interest rates and an improved outlook for economic growth and corporate earnings should help support the stock market as well. We do not foresee a recession, but rather expect a sustained period of slow growth. Of course, the financial markets are not without their risks and uncertainties. But with sluggish economic growth and moderate inflation, the risk of interest rates rising substantially appears to be low.

A COMMITMENT TO INVESTMENT QUALITY

We believe a conservative, straightforward approach to be the most effective long-term investment strategy, and we offer a variety of Overland Express Funds to meet a broad range of investment goals. On the following pages you will find reports on each of the Funds from the investment adviser and portfolio managers, offering insight into individual fund performance, strategies, portfolio holdings and other helpful information.

We appreciate your participation in Overland Express Funds. We will continue working diligently to help you realize your financial goals.

   OVERLAND EXPRESS FUNDS, JANUARY 1996

THE DOW JONES INDUSTRIAL AVERAGE IS A REGISTERED TRADEMARK OF DOW JONES & COMPANY, INC. AND IS AN UNMANAGED, PRICE-WEIGHTED INDEX COMPRISED OF 30 OF THE LARGEST CAPITALIZATION, MOST WIDELY HELD INDUSTRIAL STOCKS THAT ARE TRADED ON THE NEW YORK STOCK EXCHANGE.
THE S&P 500 INDEX OF STOCKS IS A TRADEMARK OF STANDARD AND POOR'S CORPORATION AND IS AN UNMANAGED INDEX THAT TRACKS THE PERFORMANCE OF 500 COMPANIES, INCLUDING INDUSTRIAL, TRANSPORTATION, UTILITY AND FINANCIAL COMPANIES.
4

OVERLAND EXPRESS MONEY MARKET FUND-
INSTITUTIONAL CLASS

MARK KRASCHEL, LIQUIDITY MANAGEMENT SPECIALIST/PORTFOLIO MANAGER. MR. KRASCHEL HAS SPECIALIZED IN BOND INVESTMENT APPLICATIONS FOR OVER A DECADE. HE JOINED WELLS FARGO BANK IN 1988 AFTER FIVE YEARS IN FIXED-INCOME MANAGEMENT AT FIRST BOSTON CORPORATION. MR. KRASCHEL HOLDS A B.S. IN BUSINESS ADMINISTRATION FROM THE UNIVERSITY OF OREGON AND AN M.B.A. IN FINANCE FROM THE UNIVERSITY OF SAN FRANCISCO. HE HAS CO-MANAGED THE FUND SINCE APRIL 7, 1988.

JEFF L. WEAVER, TAXABLE LIQUIDITY MANAGEMENT SPECIALIST/PORTFOLIO MANAGER. MR. WEAVER JOINED WELLS FARGO BANK AFTER THREE YEARS AS A SHORT-TERM FIXED INCOME TRADER AND PORTFOLIO MANAGER IN THE INVESTMENT MANAGEMENT GROUP OF BANKERS TRUST COMPANY IN NEW YORK. HE HOLDS A B.A. IN ECONOMICS FROM THE UNIVERSITY OF COLORADO AND IS A CHARTERED FINANCIAL ANALYST CANDIDATE. HE HAS CO-MANAGED THE FUND SINCE MAY 1, 1994.

Q. HOW DID THE OVERLAND EXPRESS MONEY MARKET FUND-INSTITUTIONAL CLASS (THE "FUND") PERFORM DURING 1995?
A. The Fund's seven day yield for the period ended December 31, 1995 was 5.45%. The Fund achieved its goal of maintaining principal stability at a $1.00 per share net asset value while providing competitive money market yields.

Q. THE FEDERAL RESERVE LOWERED THE FEDERAL FUNDS TARGET RATE BY 1/4% IN JULY AND BY ANOTHER 1/4% IN DECEMBER. WHAT EFFECT DID THIS HAVE ON THE FUND?
A. After peaking in February, money market yields declined marginally over the course of the year. As a result, the Fund's yield fell as well. In anticipation of further Federal Reserve easings, average weighted maturity has been extended in order to lock in current rates for a longer period of time.

Q. WHAT STEPS ARE YOU TAKING AS YOU LOOK AHEAD IN 1996 IN PURSUIT OF CONSISTENT RETURNS IN LIGHT OF LOWER FEDERAL FUNDS RATES?
A. Under the current declining interest rate environment, we expect to maintain the Fund's average weighted maturity in a longer range. This should enable the Fund to take advantage of proper yield curve positioning and potentially declining interest rates.

Q. HOW DID THE ATTENTION FOCUSED ON EXOTIC DERIVATIVES AFFECT THE FUND'S PORTFOLIO?
A. Since the Fund neither purchases exotic derivative products nor leverages its assets, the Fund's portfolio was not negatively impacted by these events.

Q. WHAT IS THE CURRENT COMPOSITION OF THE PORTFOLIO?
A. As of year-end, the Fund was composed of 61% commercial paper, 15% floating rate notes, 16% U.S. Treasury bills, 3% repurchase agreements, 2% federal agency discount notes and 3% bank notes. All commercial paper purchased by the Fund is rated A1+/P1 or A1/P1 by Standard & Poor's and Moody's respectively.

DURING THE PERIOD, WELL FARGO BANK HAS VOLUNTARILY WAIVED PORTIONS OF ITS FEES OR REIMBURSED OTHER EXPENSES, WHICH HAS REDUCED OPERATING EXPENSES FOR SHAREHOLDERS. WITHOUT THIS REDUCTION, THE FUND'S YIELDS WOULD HAVE BEEN LOWER. ALTHOUGH THE FUND SEEKS TO MAINTAIN A $1.00 PER SHARE NET ASSET VALUE, THERE IS NO ASSURANCE THAT IT WILL BE ABLE TO DO SO.
AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT OR ANY GOVERNMENT AGENCY, NOR BY WELLS FARGO BANK.

OVERLAND EXPRESS U.S. TREASURY MONEY MARKET FUND-
INSTITUTIONAL CLASS

MARK KRASCHEL, LIQUIDITY MANAGEMENT SPECIALIST/PORTFOLIO MANAGER. MR. KRASCHEL HAS SPECIALIZED IN BOND INVESTMENT APPLICATIONS FOR OVER A DECADE. HE JOINED WELLS FARGO BANK IN 1988 AFTER FIVE YEARS IN FIXED-INCOME MANAGEMENT AT FIRST BOSTON CORPORATION. MR. KRASCHEL HOLDS A B.S. IN BUSINESS ADMINISTRATION FROM THE UNIVERSITY OF OREGON AND AN M.B.A. IN FINANCE FROM THE UNIVERSITY OF SAN FRANCISCO. HE HAS CO-MANAGED THE FUND SINCE MAY 12, 1992.

MARK GREEN, LIQUIDITY MANAGEMENT SPECIALIST/PORTFOLIO MANAGER. MR. GREEN JOINED WELLS FARGO BANK IN 1990 AND SPECIALIZES IN MANAGING TAXABLE, FIXED INCOME, LIQUIDITY ACCOUNTS. PRIOR TO JOINING THE INVESTMENT MANAGEMENT GROUP, HE WORKED AS AN ECONOMIST IN THE BANK'S ECONOMICS DIVISION, ANALYZING AND FORECASTING TRENDS IN THE U.S. ECONOMY AND FINANCIAL MARKETS. PRIOR TO JOINING WELLS FARGO, HE SPENT THREE YEARS AT MONEY MARKET SERVICES INTERNATIONAL, PROVIDING FIXED INCOME RESEARCH TO INSTITUTIONAL INVESTORS AND PRIMARY DEALERS. MR. GREEN HOLDS A B.A. IN BOTH ECONOMICS AND INTERNATIONAL RELATIONS, AS WELL AS AN M.A. IN ECONOMICS. HE IS ALSO A CHARTERED FINANCIAL ANALYST CANDIDATE. HE HAS CO-MANAGED THE FUND SINCE MAY 12, 1992.

Q. HOW DID THE OVERLAND EXPRESS U.S. TREASURY MONEY MARKET FUND-INSTITUTIONAL CLASS (THE "FUND") PERFORM DURING 1995?
A. The Fund's seven day yield for the period ended December 31, 1995 was 5.15%. The Fund achieved its goal of maintaining principal stability at a $1.00 per share net asset value while providing competitive money market yields.

Q. THE FEDERAL RESERVE LOWERED THE FEDERAL FUNDS TARGET RATE BY 1/4% IN JULY AND BY ANOTHER 1/4% IN DECEMBER. WHAT EFFECT DID THIS HAVE ON THE FUND?
A. After peaking in February, money market yields declined marginally over the course of the year. As a result, the Fund's yield fell as well. In anticipation of further Federal Reserve easings, average maturity has been extended in order to lock in current rates for a longer period of time.

Q. WHAT STEPS ARE YOU TAKING AS YOU LOOK AHEAD IN 1996 IN PURSUIT OF CONSISTENT RETURNS IN LIGHT OF LOWER FEDERAL FUNDS RATES?
A. Currently we are extending the maturity of the Fund. This should enable the Fund to take advantage of proper yield curve positioning and potentially declining interest rates.

Q. HOW DID THE ATTENTION FOCUSED ON EXOTIC DERIVATIVES AFFECT THE FUND'S PORTFOLIO?
A. Since the Fund neither purchases exotic derivative products nor leverages its assets, the Fund's portfolio was not negatively impacted by these events.

Q. WHAT IS THE CURRENT COMPOSITION OF THE PORTFOLIO?
A. As of December 31, 1995 the Fund was composed of 100% U.S. Treasury bills.

DURING THE PERIOD, WELLS FARGO BANK HAS VOLUNTARILY WAIVED PORTIONS OF ITS FEES OR REIMBURSED OTHER EXPENSES, WHICH HAS REDUCED OPERATING EXPENSES FOR SHAREHOLDERS. WITHOUT THIS REDUCTION, THE FUND'S YIELDS WOULD HAVE BEEN LOWER. ALTHOUGH THE FUND SEEKS TO MAINTAIN A $1.00 PER SHARE NET ASSET VALUE, THERE IS NO ASSURANCE THAT IT WILL BE ABLE TO DO SO.
AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT OR ANY GOVERNMENT AGENCY, NOR BY WELLS FARGO BANK.
6

MONEY MARKET FUND - DECEMBER 31, 1995
PORTFOLIO OF INVESTMENTS

                                                                   YIELD TO      MATURITY
   PRINCIPAL     SECURITY NAME                                     MATURITY        DATE           VALUE
COMMERCIAL PAPER - 60.89%
$    27,500,000  Abbey National North America                         5.72 %     01/31/96  $ 27,368,917
     30,000,000  ANZ Delaware Inc                                     5.67       02/13/96    29,797,004
     30,000,000  Associates Corp of North America                     5.60       04/11/96    29,528,667
     14,900,000  Corporate Asset Funding Co Inc++                     5.67       02/12/96    14,801,437
     32,500,000  Corporate Receivables Corp++                         5.57       03/14/96    32,132,922
      7,500,000  Daimler-Benz North America Corp                      5.50       03/28/96     7,400,313
     22,500,000  Den Danske Corp Inc                                  5.67       02/08/96    22,365,338
      7,000,000  Den Danske Corp Inc                                  5.67       02/09/96     6,957,003
     25,000,000  Glaxo Wellcome Plc++                                 5.70       01/12/96    24,956,458
     20,360,000  Greenwich Funding Corp++                             5.75       01/18/96    20,304,717
     17,000,000  Hanson Finance Plc++                                 5.66       02/21/96    16,863,688
     12,500,000  Hanson Finance Plc++                                 5.67       02/12/96    12,417,313
     20,000,000  International Business Machines Credit Corp          5.66       02/02/96    19,899,378
     30,000,000  Morgan (J P) & Co Inc                                5.57       03/18/96    29,642,592
     32,500,000  National Australia Funding Inc                       5.57       03/15/96    32,127,893
     32,500,000  New Center Asset Funding++                           5.60       03/15/96    32,125,889
     22,000,000  Penney (J C) Co Inc                                  5.66       02/20/96    21,827,059
     15,600,000  Pitney Bowes Credit Corp                             5.70       01/02/96    15,597,530
     30,000,000  Swedish Export Credit Corp                           5.60       03/01/96    29,720,000
                                                                                           ------------
                 TOTAL COMMERCIAL PAPER                                                    $425,834,118

SHORT TERM FEDERAL AGENCIES - 2.14%
$    15,000,000  Federal Home Loan Mortgage Corp                      5.57 %     01/05/96  $ 14,990,714

U.S. TREASURY BILLS - 15.97%
$   115,000,000  U.S. Treasury Bills                                  5.19 %     07/25/96  $111,704,183

MONEY MARKET FUND - DECEMBER 31, 1995
PORTFOLIO OF INVESTMENTS

                                                                   INTEREST      MATURITY
   PRINCIPAL     SECURITY NAME                                       RATE          DATE           VALUE
CERTIFICATES OF DEPOSITS - 2.86%
$    20,000,000  Banque Nationale de Paris (Yankee)                   5.81 %     01/30/96  $ 20,000,000

VARIABLE AND FLOATING RATE BONDS - 15.16%
$    21,000,000  Chemical Banking Corp                                6.08 %     08/19/96    21,027,737
     20,000,000  Comerica Inc                                         5.25       08/12/96    19,987,698
     20,000,000  FCC National Bank                                    5.59       10/31/96    19,990,356
     15,000,000  First Bank N.A.                                      5.90       01/17/96    14,999,872
     10,000,000  First Chicago Corp                                   6.22       02/23/96    10,004,977
     20,000,000  PNC Bank Corp                                        5.64       07/29/96    19,994,162
                                                                                           ------------
                 TOTAL VARIABLE AND FLOATING RATE BONDS                                    $106,004,802

REPURCHASE AGREEMENTS - 3.39%
$    23,731,000  Goldman Sachs Pooled Repurchase Agreement -
                 102% Collateralized by U.S. Government
                 Securities                                           5.75       01/02/96  $ 23,731,000

TOTAL INVESTMENTS IN SECURITIES

              (Cost $702,264,817)* (Note 1)               100.41 % $ 702,264,817
              Other Assets and Liabilities, Net            (0.41 )    (2,871,641)
                                                       ----------  -------------
              TOTAL NET ASSETS                           100.00  % $ 699,393,176
                                                       ----------  -------------
                                                       ----------  -------------

 ...............................................................................

++ THESE SECURITIES ARE NOT REGISTERED UNDER THE SECURITIES ACT OF 1933. RULE 144A UNDER THAT ACT PERMITS THESE SECURITIES TO BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION TO QUALIFIED INSTITUTIONAL BUYERS. THESE SECURITIES WERE DEEMED LIQUID BY THE INVESTMENT ADVISER IN ACCORDANCE WITH PROCEDURES APPROVED BY THE FUND'S BOARD OF DIRECTORS.
 * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.

The accompanying notes are an integral part of these financial statements.

U.S. TREASURY MONEY MARKET FUND - DECEMBER 31, 1995
PORTFOLIO OF INVESTMENTS

                                                                   YIELD TO      MATURITY
   PRINCIPAL     SECURITY NAME                                     MATURITY        DATE           VALUE
U.S. TREASURY BILLS - 100.54%
$    13,070,000  U.S. Treasury Bills                                  1.93 %     01/04/96  $ 13,064,240
     14,875,000  U.S. Treasury Bills                                  4.06       01/11/96    14,853,032
     20,000,000  U.S. Treasury Bills                                  4.49       01/25/96    19,929,933
     19,190,000  U.S. Treasury Bills                                  4.54       01/18/96    19,142,523
     17,870,000  U.S. Treasury Bills                                  4.58       02/01/96    17,788,924
     18,280,000  U.S. Treasury Bills                                  4.71       02/15/96    18,158,520
     28,595,000  U.S. Treasury Bills                                  4.74       02/08/96    28,443,045
     13,355,000  U.S. Treasury Bills                                  4.78       02/29/96    13,238,935
     22,585,000  U.S. Treasury Bills                                  4.81       02/22/96    22,411,480
     18,995,000  U.S. Treasury Bills                                  5.02       03/21/96    18,775,924
     26,035,000  U.S. Treasury Bills                                  5.03       03/07/96    25,792,503
     14,139,000  U.S. Treasury Bills                                  5.06       03/14/96    13,987,787
     18,590,000  U.S. Treasury Bills                                  5.07       04/18/96    18,315,613
     19,650,000  U.S. Treasury Bills                                  5.12       04/04/96    19,386,012
                                                                                           ------------
                 TOTAL U.S. TREASURY BILLS                                                 $263,288,471

TOTAL INVESTMENTS IN SECURITIES

              (Cost $263,288,471)* (Note 1)               100.54 % $ 263,288,471
              Other Assets and Liabilities, Net            (0.54 )    (1,402,110)
                                                       ----------  -------------
              TOTAL NET ASSETS                           100.00  % $ 261,886,361
                                                       ----------  -------------
                                                       ----------  -------------

 ...............................................................................

 * COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR FINANCIAL STATEMENT PURPOSES.

The accompanying notes are an integral part of these financial statements.

STATEMENT OF ASSETS AND LIABILITIES - DECEMBER 31, 1995

                                                                      MONEY      U.S. TREASURY
                                                                     MARKET       MONEY MARKET
                                                                       FUND               FUND
 .............................................................................................
ASSETS
INVESTMENTS:
  In securities, at market value
    (see cost below)                                      $     702,264,817  $     263,288,471
  Cash                                                                9,407                921
Receivables:
  Dividends and interest                                            817,012              3,363
Organization expenses, net of amortization                           35,220             23,582
Prepaid expenses                                                     52,985              2,210
TOTAL ASSETS                                                    703,179,441        263,318,547
LIABILITIES
Payables:
  Distribution to shareholders                                    3,114,797          1,068,293
  Due to sponsor and distributor (Note 2)                           309,355            220,284
  Due to adviser (Note 2)                                           318,503            107,584
  Other                                                              43,610             36,025
TOTAL LIABILITIES                                                 3,786,265          1,432,186
TOTAL NET ASSETS
                                                          $     699,393,176  $     261,886,361
NET ASSETS CONSIST OF:
  Paid-in capital, Class A                                $     375,366,288  $     198,782,464
  Paid-in capital, Class D or I                                 324,220,168         63,129,720
  Undistributed (overdistributed) net investment income                   0                  0
  Undistributed net realized gain (loss) on investments            (193,280)           (25,823)
  Net unrealized appreciation (depreciation) of
    investments                                                           0                  0
TOTAL NET ASSETS                                          $     699,393,176  $     261,886,361
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE (NOTE
4)
Net assets - Class A                                      $     375,217,777  $     198,752,763
Shares outstanding - Class A                                    375,364,023        198,782,464
Net asset value per share - Class A                                   $1.00              $1.00
Maximum offering price per share - Class A                            $1.00              $1.00
Net assets - Class D or I                                 $     324,175,399  $      63,133,598
Shares outstanding - Class D or I                               324,222,390         63,129,720
Net asset value and offering price per share - Class D
  or I                                                                $1.00              $1.00
INVESTMENTS AT COST (NOTE 3)                              $     702,264,817  $     263,288,471

 ...............................................................................

The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS - FOR THE YEAR ENDED DECEMBER 31, 1995

                                                                      MONEY      U.S. TREASURY
                                                                     MARKET       MONEY MARKET
                                                                       FUND               FUND
 .............................................................................................
INVESTMENT INCOME
  Dividends                                               $               0  $               0
  Interest                                                       29,280,765         12,944,520
TOTAL INVESTMENT INCOME                                          29,280,765         12,944,520
EXPENSES (NOTE 2)
  Advisory fees                                                   1,230,778            575,257
  Administration fees                                               492,311            230,103
  Custody fees                                                       88,546             44,428
  Portfolio accounting fees                                         158,791            107,519
  Transfer agency fees                                               48,139             38,680
  Distribution fees                                                 866,432            492,571
  Amortization of organization expenses                               3,895             11,109
  Legal and audit fees                                               44,287             41,586
  Registration fees                                                  21,302             41,946
  Directors' fees                                                     5,000              5,000
  Shareholder reports                                                19,316             21,287
  Other                                                               8,699              5,600
TOTAL EXPENSES                                                    2,987,496          1,615,086
Less:
  Waived fees and reimbursed expenses (Note 2)                     (145,674)          (203,631)
NET EXPENSES                                                      2,841,822          1,411,455
NET INVESTMENT INCOME (LOSS)                                     26,438,943         11,533,065
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss) on sale of investments                  (155,089)           (13,382)
  Net change in unrealized appreciation (depreciation)
    of investments                                                        0                  0
NET GAIN (LOSS) ON INVESTMENTS                                     (155,089)           (13,382)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS      $      26,283,854  $      11,519,683

 ...............................................................................

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                             . For the MONEY MARKET FUND(1)
                                                                                                    For the
                                                                            Year Ended           Year Ended
                                                                     December 31, 1995    December 31, 1994
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income                                            $        26,438,943  $        11,484,645
  Net realized (loss) on sale of investments                                  (155,089)             (36,799)
  Net change in unrealized appreciation (depreciation) of
    investments                                                                      0                    0
NET INCREASE (DECREASE) RESULTING FROM OPERATIONS                           26,283,854           11,447,846
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class A                                                                (18,371,046)         (11,414,964)
    Class D or I                                                            (8,067,897)             (69,681)
  In excess of net investment income
    Class A                                                                          0                    0
    Class D or I                                                                     0                    0
  From net realized gain on sales of investments
    Class A                                                                          0                    0
    Class D or I                                                                     0                    0
  From tax return of capital
    Class A                                                                          0                    0
    Class D or I                                                                     0                    0
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold - Class A                                    1,969,443,796        1,991,327,766
  Reinvestment of dividends - Class A                                        8,012,050            4,615,464
  Cost of shares redeemed - Class A                                     (1,910,005,001)      (1,916,112,891)
NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE
TRANSACTIONS - CLASS A                                                      67,450,845           79,830,339
  Proceeds from shares sold - Class D or I                                 918,045,967           19,768,852
  Reinvestment of dividends - Class D or I                                   6,132,104               26,043
  Cost of shares redeemed - Class D or I                                  (611,195,414)          (8,557,384)
NET INCREASE IN NET ASSETS RESULTING FROM CAPITAL SHARE
TRANSACTIONS - CLASS D OR I                                                312,982,657           11,237,511
INCREASE (DECREASE) IN NET ASSETS                                          380,278,413           91,031,051
NET ASSETS:
 Beginning net assets                                                      319,114,763          228,083,712
  ENDING NET ASSETS                                                $       699,393,176  $       319,114,763
SHARES ISSUED AND REDEEMED:
  Shares sold - Class A                                                  1,969,427,483        1,991,327,765
  Shares issued in reinvestment of dividends - Class A                       8,012,052            4,615,464
  Shares redeemed - Class A                                             (1,909,990,912)      (1,916,112,891)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A                     67,448,623           79,830,338
  Shares sold - Class D or I                                               918,035,650           19,768,852
  Shares issued in reinvestment of dividends - Class D or I                  6,132,104               26,043
  Shares redeemed - Class D or I                                          (611,182,876)          (8,557,384)
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS D OR I               312,984,878           11,237,511

 ...............................................................................

(1)  CLASS I SHARES COMMENCED OPERATIONS ON AUGUST 18, 1994.
(2)  CLASS I SHARES COMMENCED OPERATIONS ON JUNE 20, 1994.

The accompanying notes are an integral part of these financial statements.


                                    U.S. TREASURY MONEY MARKET FUND(2)
                                        . For the              For the
                                       Year Ended           Year Ended
                                December 31, 1995    December 31, 1994
INCREASE (DECREASE) IN NET
ASSETS
OPERATIONS:
  Net investment income       $        11,533,065  $         4,895,405
  Net realized (loss) on
    sale of investments                   (13,382)             (12,441)
  Net change in unrealized
    appreciation
    (depreciation) of
    investments                                 0                    0
NET INCREASE (DECREASE)
RESULTING FROM OPERATIONS              11,519,683            4,882,964
DISTRIBUTIONS TO
SHAREHOLDERS:
  From net investment income
    Class A                            (9,781,347)          (4,799,315)
    Class D or I                       (1,751,718)             (96,090)
  In excess of net
    investment income
    Class A                                     0                    0
    Class D or I                                0                    0
  From net realized gain on
    sales of investments
    Class A                                     0                    0
    Class D or I                                0                    0
  From tax return of capital
    Class A                                     0                    0
    Class D or I                                0                    0
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold
    - Class A                         746,154,757          628,656,179
  Reinvestment of dividends
    - Class A                           4,323,454            1,652,082
  Cost of shares redeemed -
    Class A                          (746,737,367)        (553,436,130)
NET INCREASE IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - CLASS A                  3,740,844           76,872,131
  Proceeds from shares sold
    - Class D or I                    496,751,048          310,876,391
  Reinvestment of dividends
    - Class D or I                      1,309,335               21,937
  Cost of shares redeemed -
    Class D or I                     (438,830,786)        (306,998,204)
NET INCREASE IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS - CLASS D OR I            59,229,597            3,900,124
INCREASE (DECREASE) IN NET
ASSETS                                 62,957,059           80,759,814
NET ASSETS:
 Beginning net assets                 198,929,302          118,169,488
  ENDING NET ASSETS           $       261,886,361  $       198,929,302
SHARES ISSUED AND REDEEMED:
  Shares sold - Class A               746,154,757          628,656,178
  Shares issued in
    reinvestment of
    dividends - Class A                 4,323,454            1,652,082
  Shares redeemed - Class A          (746,737,367)        (553,436,130)
NET INCREASE (DECREASE) IN
SHARES OUTSTANDING - CLASS A            3,740,844           76,872,130
  Shares sold - Class D or I          496,751,048          310,876,391
  Shares issued in
    reinvestment of
    dividends - Class D or I            1,309,335               21,937
  Shares redeemed - Class D
    or I                             (438,830,787)        (306,998,204)
NET INCREASE (DECREASE) IN
SHARES OUTSTANDING - CLASS D
OR I                                   59,229,596            3,900,124

 ...............................................................................

(1)  CLASS I SHARES COMMENCED OPERATIONS ON AUGUST 18, 1994.
(2)  CLASS I SHARES COMMENCED OPERATIONS ON JUNE 20, 1994.

The accompanying notes are an integral part of these financial statements.

                                                                         13

(THIS PAGE INTENTIONALLY LEFT BLANK)
14

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                                           MONEY MARKET FUND
                                                              ..............................................
                                                                                                     CLASS A
                                                              ..............................................
                                                                  Year Ended      Year Ended      Year Ended
                                                               Dec. 31, 1995   Dec. 31, 1994   Dec. 31, 1993
NET ASSET VALUE, BEGINNING OF PERIOD                                   $1.00           $1.00           $1.00
                                                                      ------          ------          ------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                          0.05            0.04            0.03
  Net realized and unrealized gain (loss) on investments                0.00            0.00            0.00
                                                                       -----           -----           -----
TOTAL FROM INVESTMENT OPERATIONS                                        0.05            0.04            0.03
LESS DISTRIBUTIONS:
  Dividends from net investment income                                 (0.05)          (0.04)          (0.03)
  Distributions from net realized gain                                  0.00            0.00            0.00
  Tax return of capital                                                 0.00            0.00            0.00
                                                                       -----           -----           -----
TOTAL FROM DISTRIBUTIONS                                               (0.05)          (0.04)          (0.03)
                                                                      ------          ------          ------
NET ASSET VALUE, END OF PERIOD                                         $1.00           $1.00           $1.00
                                                                      ------          ------          ------
                                                                      ------          ------          ------
TOTAL RETURN (NOT ANNUALIZED)(3)                                       5.44%           3.70%           2.57%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000)                                   $375,218        $307,878        $228,084
  Number of shares outstanding, end of period (000)                  375,364         307,915         228,085
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets(1)                           0.65%           0.68%           0.74%
  Ratio of net investment income to average net assets(2)              5.43%           3.71%           2.54%
Portfolio turnover                                                       N/A             N/A             N/A
 ...........................................................................................................
(1) Ratio of expenses to average net assets prior to waived
   fees and reimbursed expenses                                        0.69%           0.72%           0.74%
(2) Ratio of net investment income to average net assets
   prior to waived fees and reimbursed expenses                        5.39%           3.67%           2.54%

 ...............................................................................

(3)  TOTAL RETURNS DO NOT INCLUDE ANY SALES CHARGES.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                                  MONEY MARKET FUND (CONT.)
                                                                             ..............................
                                                                                            CLASS A (CONT.)
                                                                             ..............................
                                                                                 Year Ended      Year Ended
                                                                              Dec. 31, 1992   Dec. 31, 1991
NET ASSET VALUE, BEGINNING OF PERIOD                                                  $1.00           $1.00
                                                                                     ------          ------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                                         0.03            0.06
  Net realized and unrealized gain (loss) on investments                               0.00            0.00
                                                                                      -----           -----
TOTAL FROM INVESTMENT OPERATIONS                                                       0.03            0.06
LESS DISTRIBUTIONS:
  Dividends from net investment income                                                (0.03)          (0.06)
  Distributions from net realized gain                                                 0.00            0.00
  Tax return of capital                                                                0.00            0.00
                                                                                      -----           -----
TOTAL FROM DISTRIBUTIONS                                                              (0.03)          (0.06)
                                                                                     ------          ------
NET ASSET VALUE, END OF PERIOD                                                        $1.00           $1.00
                                                                                     ------          ------
                                                                                     ------          ------
TOTAL RETURN (NOT ANNUALIZED)(3)                                                      3.23%           5.65%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000)                                                  $268,424        $229,863
  Number of shares outstanding, end of period (000)                                 268,434         229,866
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets(1)                                          0.75%           0.74%
  Ratio of net investment income to average net assets(2)                             3.17%           5.54%
Portfolio turnover                                                                      N/A             N/A
 ..........................................................................................................
(1) Ratio of expenses to average net assets prior to waived fees and
   reimbursed expenses                                                                0.75%           0.75%
(2) Ratio of net investment income to average net assets prior to waived
   fees and reimbursed expenses                                                       3.17%           5.53%

 ...............................................................................

(3)  TOTAL RETURNS DO NOT INCLUDE ANY SALES CHARGES.
(4)  THIS CLASS COMMENCED OPERATIONS ON AUGUST 18, 1994.
(5)  THE FUND COMMENCED OPERATIONS ON MAY 12, 1992.

The accompanying notes are an integral part of these financial statements.

                                   MONEY MARKET FUND (CONT.)                                 U.S. TREASURY MONEY MARKET FUND
                              ..............................  ..............................................................
                                                  CLASS I(4)                                                      CLASS A(5)
                              ..............................  ..............................................................
                                  Year Ended    Period Ended      Year Ended      Year Ended      Year Ended    Period Ended
                               Dec. 31, 1995   Dec. 31, 1994   Dec. 31, 1995   Dec. 31, 1994   Dec. 31, 1993   Dec. 31, 1992
NET ASSET VALUE, BEGINNING
 OF PERIOD                             $1.00           $1.00           $1.00           $1.00           $1.00           $1.00
                                      ------          ------          ------          ------          ------          ------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                              0.06            0.02            0.05            0.03            0.03            0.02
  Net realized and
    unrealized gain (loss)
    on investments                      0.00            0.00            0.00            0.00            0.00            0.00
                                       -----           -----           -----           -----           -----           -----
TOTAL FROM INVESTMENT
OPERATIONS                              0.06            0.02            0.05            0.03            0.03            0.02
LESS DISTRIBUTIONS:
  Dividends from net
    investment income                  (0.06)          (0.02)          (0.05)          (0.03)          (0.03)          (0.02)
  Distributions from net
    realized gain                       0.00            0.00            0.00            0.00            0.00            0.00
  Tax return of capital                 0.00            0.00            0.00            0.00            0.00            0.00
                                       -----           -----           -----           -----           -----           -----
TOTAL FROM DISTRIBUTIONS               (0.06)          (0.02)          (0.05)          (0.03)          (0.03)          (0.02)
                                      ------          ------          ------          ------          ------          ------
NET ASSET VALUE, END OF
 PERIOD                                $1.00           $1.00           $1.00           $1.00           $1.00           $1.00
                                      ------          ------          ------          ------          ------          ------
                                      ------          ------          ------          ------          ------          ------
TOTAL RETURN (NOT
ANNUALIZED)(3)                         5.71%           1.83%           5.09%           3.44%           2.56%           1.97%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000)                           $324,175         $11,237        $198,753        $195,031        $118,169        $137,412
  Number of shares
    outstanding, end of
    period (000)                     324,222          11,238         198,782         195,042         118,169         137,416
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets(1)              0.39%           0.38%           0.65%           0.63%           0.52%           0.27%
  Ratio of net investment
    income to average net
    assets(2)                          5.70%           5.05%           4.97%           3.47%           2.55%           3.12%
Portfolio turnover                       N/A             N/A             N/A             N/A             N/A             N/A
 ...........................................................................................................................
(1) Ratio of expenses to
   average net assets prior
   to waived fees and
   reimbursed expenses                 0.45%           0.55%           0.73%           0.80%           0.77%           0.79%
(2) Ratio of net investment
   income to average net
   assets prior to waived
   fees and reimbursed
   expenses                            5.64%           4.88%           4.89%           3.30%           2.30%           2.60%

 ...............................................................................

(3)  TOTAL RETURNS DO NOT INCLUDE ANY SALES CHARGES.
(4)  THIS CLASS COMMENCED OPERATIONS ON AUGUST 18, 1994.
(5)  THE FUND COMMENCED OPERATIONS ON MAY 12, 1992.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                                                 U.S. TREASURY MONEY MARKET
                                                                                               FUND (CONT.)
                                                                             ..............................
                                                                                                 CLASS I(4)
                                                                             ..............................
                                                                                 Year Ended    Period Ended
                                                                              Dec. 31, 1995   Dec. 31, 1994
NET ASSET VALUE, BEGINNING OF PERIOD                                                  $1.00           $1.00
                                                                                     ------          ------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                                                         0.05            0.02
  Net realized and unrealized gain (loss) on investments                               0.00            0.00
                                                                                      -----           -----
TOTAL FROM INVESTMENT OPERATIONS                                                       0.05            0.02
LESS DISTRIBUTIONS:
  Dividends from net investment income                                                (0.05)          (0.02)
  Distributions from net realized gain                                                 0.00            0.00
  Tax return of capital                                                                0.00            0.00
                                                                                      -----           -----
TOTAL FROM DISTRIBUTIONS                                                              (0.05)          (0.02)
                                                                                     ------          ------
NET ASSET VALUE, END OF PERIOD                                                        $1.00           $1.00
                                                                                     ------          ------
                                                                                     ------          ------
TOTAL RETURN (NOT ANNUALIZED)(3)                                                      5.35%           2.00%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000)                                                   $63,134          $3,898
  Number of shares outstanding, end of period (000)                                  63,130           3,900
RATIOS TO AVERAGE NET ASSETS (ANNUALIZED):
  Ratio of expenses to average net assets(1)                                          0.39%           0.23%
  Ratio of net investment income to average net assets(2)                             5.16%           4.42%
Portfolio turnover                                                                      N/A             N/A
 ..........................................................................................................
(1) Ratio of expenses to average net assets prior to waived fees and
   reimbursed expenses                                                                0.49%           0.57%
(2) Ratio of net investment income to average net assets prior to waived
   fees and reimbursed expenses                                                       5.06%           4.08%

 ...............................................................................

(3)  TOTAL RETURNS DO NOT INCLUDE ANY SALES CHARGES.
(4)  THIS CLASS COMMENCED OPERATIONS ON JUNE 20, 1994.

The accompanying notes are an integral part of these financial statements.

OVERLAND EXPRESS FUNDS, INC.

NOTES TO THE FINANCIAL STATEMENTS

1.   SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

The Money Market Fund and the U.S. Treasury Money Market Fund (the "Funds") are two series of Overland Express Funds, Inc. (the "Company"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series investment company. The Company commenced operations on April 7, 1988 and consists of ten separate diversified funds: the Asset Allocation Fund, the Money Market Fund, the Municipal Income Fund, the Short-Term Government-Corporate Income Fund, the Short-Term Municipal Income Fund, the Strategic Growth Fund, the Overland Sweep Fund, the U.S. Government Income Fund, the U.S. Treasury Money Market Fund, the Variable Rate Government Fund, and two non-diversified funds: the California Tax-Free Bond Fund and the California Tax-Free Money Market Fund. These financial statements represent the Money Market Fund and the U.S. Treasury Money Market Fund only.

The Money Market Fund and the U.S. Treasury Money Market Fund commenced offering Class I shares on August 18, 1994, and June 20, 1994, respectively. The Class I shares differ from each Fund's Class A shares principally in the applicable shareholder servicing fees and distribution fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income from the portfolio, pro rata, based on the average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Gains are allocated to each class pro rata based upon net assets of each class on the date of distribution. Neither class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses, including distribution and shareholder servicing fees.

The following significant accounting policies are consistently followed by the Company in the preparation of its financial statements, and such policies are in conformity with Generally Accepted Accounting Principles for investment companies.

The preparation of financial statements in conformity with Generally Accepted Accounting Principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT POLICY AND SECURITY VALUATION

The Funds invest in securities with remaining maturities not exceeding 397 days (thirteen months), including obligations of the U.S. Government, bankers acceptances, commercial paper and certain floating- and variable-rate instruments. Certain of these floating- and variable-rate instruments may carry a demand feature that would permit the holder to tender them back to the issuer at par value prior to maturity.

OVERLAND EXPRESS FUNDS, INC.

NOTES TO THE FINANCIAL STATEMENTS

The Money Market Fund and the U.S. Treasury Money Market Fund use the amortized cost method to value their portfolio securities and seek to maintain constant net asset values of $1.00 per share. There is no assurance the Funds will be able to do so. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, which approximates market value.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Interest income is recognized on a daily accrual basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

REPURCHASE AGREEMENTS

Transactions involving purchases of securities under agreements to resell ("repurchase agreements") are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in each Fund's Portfolio of Investments. The Fund's adviser pools the Funds' cash and invests in repurchase agreements entered into by the Funds. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral is held by an agent bank under a tri-party agreement. It is the adviser's responsibility to value collateral daily and to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements held in the Funds at December 31, 1995, are collateralized by U.S. Treasury or federal agency obligations. The repurchase agreements were entered into on December 29, 1995.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends from each Fund's net investment income are declared daily and distributed monthly to shareholders of the Money Market Fund and the U.S. Treasury Money Market Fund. Any distributions to shareholders from net realized capital gains are declared and distributed annually.

FEDERAL INCOME TAXES

The Company's policy with respect to each Fund is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of the Fund's net investment income and any net realized capital gains to its shareholders. Therefore, no federal or state income tax provision is required. The Money Market Fund has net capital loss carryforwards of $1,392 which will expire in the year 2001, $36,799 which will expire in the year 2002 and $155,089 which will expire in the year 2003. The U.S. Treasury Money Market Fund has net capital loss carryforwards of $12,441 which will expire in the year 2002 and $13,382 which will expire in the year 2003. The Board intends to offset net capital gains with each capital loss carryforward until each carryforward has been fully utilized or expires. No capital gain distribution shall be made until the capital loss carryforward has been fully utilized or has expired.

OVERLAND EXPRESS FUNDS, INC.

NOTES TO THE FINANCIAL STATEMENTS

ORGANIZATION EXPENSES

Stephens Inc. ("Stephens"), the Funds' administrator, sponsor and distributor, has incurred expenses in connection with the organization and initial registration of the Funds. These expenses were charged to the individual Fund or class and are being amortized on a straightline basis over 60 months from the date the Fund or class commenced operations.

2.   AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into advisory contracts on behalf of each Fund with Wells Fargo Bank, N.A. ("WFB"). Pursuant to the contracts, WFB has agreed to provide the Funds with investment guidance and policy direction in connection with daily portfolio management. Under the contracts with the Money Market Fund and the U.S. Treasury Money Market Fund, WFB is entitled to be paid a monthly advisory fee at the annual rate of 0.25% of each Fund's average daily net assets.

The Company has entered into contracts on behalf of each Fund with WFB whereby WFB is responsible for providing custody and portfolio accounting services for the Funds. Pursuant to the contracts, WFB is entitled to an annual fee for custody services at the rate of 0.0167% of the average daily net assets of each Fund. For portfolio accounting services, WFB is entitled to a monthly base fee from each Fund of $2,000 plus an annual fee of 0.07% of the first $50 million, 0.045% of the next $50 million and 0.02% of the remaining average daily net assets of each Fund.

The Company also has entered into a contract on behalf of the Funds with WFB whereby WFB provides transfer agency services for the Funds. Under the contract, WFB is paid a per account fee and other related costs with a minimum monthly fee of $3,000 per Fund unless net assets of a Fund are under $20 million. For as long as the assets remain under $20 million, the Fund will not be charged any transfer agency fees by WFB.

The Company has entered into administration and distribution agreements on behalf of the Funds with Stephens. Under the agreements, Stephens has agreed to provide supervisory, administrative and distribution services to the Funds. The Money Market Fund and the U.S. Treasury Money Market Fund have each agreed to pay Stephens a monthly administrative fee at the annual rate of 0.10% of each Fund's average daily net assets.

The Company has adopted a Plan pursuant to Rule 12b-1 under the 1940 Act, whereby Class A of the Money Market Fund, and the U.S. Treasury Money Market Fund may pay Stephens, as compensation for distribution-related services, a monthly fee at an annual rate of up to 0.25% of the average daily net assets attributable to Class A shares of each Fund.

OVERLAND EXPRESS FUNDS, INC.

NOTES TO THE FINANCIAL STATEMENTS

WAIVED FEES

Waived fees for the year ended December 31, 1995 are as follows:

                                                                                                   WAIVED FEES BY
FUND                                                                                                          WFB
 ................................................................................................................
Money Market                                                                                     $        145,674
U.S. Treasury Money Market                                                                                203,631

Waived fees continue at the discretion of WFB.

All of the officers and certain of the directors of the Company are also officers of Stephens. As of December 31, 1995, Stephens owned 1,344,975 shares of the Money Market Fund and 123,930 shares of the U.S. Treasury Money Market Fund.

3.   CAPITAL SHARES TRANSACTIONS

As of December 31, 1995, the Money Market Fund and the U.S. Treasury Money Market Fund were each authorized to issue 1 billion shares of $.001 par value capital stock for each class of shares. Transactions in capital shares for the period ended December 31, 1995 and 1994 are disclosed in detail in the Statements of Changes in Net Assets.

The Money Market Fund has two shareholders who own greater than 5% of the outstanding share capital of the Fund. This concentration of ownership may expose the Fund to the risks associated with significant redemptions.

4.   ORANGE COUNTY CALIFORNIA DEBT OBLIGATIONS

During the year the Money Market Fund held obligations issued by Orange County, California. Orange County filed for protection under Chapter 9 of the Federal Bankruptcy Code on December 6, 1994 and defaulted on such obligations on July 10, 1995. The bankruptcy court trustee approved an extension of the obligations' maturity to June 30, 1996 and modification of certain other terms, including increasing the interest rate and providing for some portion of interest to accrue until the maturity date rather than being due and payable monthly. Concurrent with the default by Orange County, the Company entered into a Credit Enhancement Agreement (the "Agreement") with WFB, pursuant to which the Fund was named as a beneficiary of an irrevocable letter of credit issued by Bank of America National Trust and Savings Association ("Bank of America"). The Agreement provided support for a portion of the Orange County obligations such that Bank of America would make certain payments to the Fund under defined circumstances.

During the period from September 19, 1995 through October 17, 1995, the Money Market Fund sold all of the Orange County obligations. Under the terms of the Agreement, the sale of such obligations did not result in any payments from Bank of America to the Money Market Fund.

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS
OVERLAND EXPRESS FUNDS, INC.:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Money Market Fund and U.S. Treasury Money Market Fund (two of the funds comprising Overland Express Funds, Inc.) as of December 31, 1995, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and financial highlights for the periods indicated herein. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of securities owned as of December 31, 1995, by examination and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the aforementioned funds of Overland Express Funds, Inc. as of December 31, 1995, the results of their operations, the changes in their net assets and their financial highlights for the periods indicated herein in conformity with generally accepted accounting principles.

SAN FRANCISCO, CALIFORNIA
FEBRUARY 14, 1996

                          OVERLAND EXPRESS FUNDS, INC.

                        SUPPLEMENT DATED JANUARY 2, 1996
    TO THE CURRENT PROSPECTUS, AS PREVIOUSLY SUPPLEMENTED, AND STATEMENT OF
      ADDITIONAL INFORMATION OF EACH FUND OF OVERLAND EXPRESS FUNDS, INC.

   As of January 1, 1996, Wells Fargo Bank, N.A. provides investment advisory services for approximately $33 billion of assets.

      Each Fund's current Prospectus, as supplemented, and Statement of Additional Information are hereby amended accordingly.

[LOGO]                                          BULK RATE
OVERLAND                                       U.S. POSTAGE
EXPRESS-REGISTERED TRADEMARK-                      PAID
                                              PERMIT NO 1933
POST OFFICE BOX 63084                          FULLERTON CA
SAN FRANCISCO, CA 94163



This report and the financial statements contained herein are submitted for the general information of the shareholders of the Overland
Express Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus.
For a prospectus containing more complete information, including charges and expenses, call 1-800-552-9612. Read the prospectus carefully before you invest.


THIS BOOKLET INCLUDES THE ANNUAL REPORT AND A
PROSPECTUS SUPPLEMENT. THIS PROSPECTUS SUPPLEMENT
APPEARS ON THE INSIDE BACK COVER.

OEX AR2 2/96

DATED MATERIAL - PLEASE EXPEDITE